DEBT OBLIGATIONS (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Debt Current
Bank and financial institutions	$ 75	$ 46
Principal amount currently outstanding on the debt instruments	521	530
Current maturities of long term liabilities	989	1,185
Debt, Current, Total	$ 1,585	$ 1,761
Debt Current Additional Information
Debt Instrument Maturity Date	Jan. 01, 2026
Notes Payable To Banks [Member]
Debt Current Additional Information
Weighted average interest rate	2.05%
Convertible Debt [Member]
Debt Current Additional Information
Weighted average interest rate	0.25%